SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (6,017)	[1]	$ (5,048)
Other comprehensive income (loss) before reclassifications	(282)		(800)
Amounts reclassified from accumulated other comprehensive loss	(58)		(169)
Net current-period other comprehensive income (loss)	(340)		(969)
Ending balance	(6,357)		(6,017)	[1]
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6,017)		(5,048)
Other comprehensive income (loss) before reclassifications	(348)		(969)
Amounts reclassified from accumulated other comprehensive loss	0		0
Net current-period other comprehensive income (loss)	(348)		(969)
Ending balance	(6,365)		(6,017)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0		0
Other comprehensive income (loss) before reclassifications	66		169
Amounts reclassified from accumulated other comprehensive loss	(58)		(169)
Net current-period other comprehensive income (loss)	8		0
Ending balance	$ 8		$ 0

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.